1109270

SEC

FORM D

06065417

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
# Washington, D.C. 20549

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

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| SEC USE ONLY | |
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| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Convertible Promissory Notes and Warrants to purchase Shares of Preferred Stock and underlying shares of Common Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Penguin Computing, Inc.

PROCESSED
JAN 09 2007
THOMSON FINANCIAL

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 300 California Street, Suite 600, San Francisco, CA 94104 | (415) 954-2800 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) |

Brief Description of Business
Development and marketing of computer software.

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify): limited liability co.

☐ business trust ☐ limited partnership, to be formed

RECEIVED DEC 18 2006 SEC MAIL PROCESSING SECTION WASH. D.C. 161

| | Month | Year | | |
|---|---|---|---|---|
| Actual or Estimated Date of Incorporation or Organization: | May | 1999 | ☒ Actual | ☐ Estimated |

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CA

## GENERAL INSTRUCTIONS

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When to File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

**Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

## A. BASIC IDENTIFICATION DATA (Continued on Attachment A)

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Pesatori, Enrico

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Penguin Computing, Inc., 300 California Street, Suite 600, San Francisco, CA 94104

| Check Box(es) that Apply: | ☐ Promoter | ☒ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Becker, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Penguin Computing, Inc., 300 California Street, Suite 600, San Francisco, CA 94104

| Check Boxes that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Mattson, Frank

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Penguin Computing, Inc., 300 California Street, Suite 600, San Francisco, CA 94104

| Check Boxes that Apply: | ☐ Promoter | ☒ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Ockman, Samuel

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Penguin Computing, Inc., 300 California Street, Suite 600, San Francisco, CA 94104

| Check Boxes that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Potter, Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o San Francisco Equity Partners, 575 Market Street, Ste. 1975, San Francisco, CA 94105

| Check Boxes that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Weber, Eugene M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Weber Capital Management, 340 Pine Street, Ste. 300, San Francisco, CA 94104

| Check Boxes that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Spadafora, Sam

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Chordiant Software, Inc., 20400 Stevens Creek Blvd., Cupertino, CA 95014

| Check Boxes that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Di Benedetto, Eric

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Convergence Ventures, 100 Hamilton Avenue, Ste. 400, Palo Alto, CA 94301

| Check Box(es) that Apply: | ☐ Promoter | ☒ Beneficial Owner | ☐ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Troxel, Douglas

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 415, Holualoa, HI 96725

## B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .......... Yes ____ No _X_

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .......... $ ________N/A

3. Does the offering permit joint ownership of a single unit? .......... Yes _X_ No ____

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [VA] | [WV] | [WI] | [WY] | [PR] |

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [VA] | [WV] | [WI] | [WY] | [PR] |

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [VA] | [WV] | [WI] | [WY] | [PR] |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt (Convertible Promissory Notes) | $ 1,828,116.96 | $ 1,828,116.96 |
| Equity | $ | $ |
| ☐ Common ☒ Preferred[1] | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $ | $ |
| Other (Specify) Membership Units | $ | $ |
| Total | $ 1,828,116.96 | $ 1,828,116.96 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 5 | $ 1,828,116.96 |
| Non-accredited Investors | 0 | $ 0 |
| Total (for filings under Rule 504 only) | N/A | $ N/A |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ N/A |
| Regulation A | | $ N/A |
| Rule 504 | | $ N/A |
| Total | | $ N/A |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☐ | $ |
| Legal Fees | ☒ | $ 15,000 |
| Accounting Fees | ☐ | $ |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☐ | $ |
| Other Expenses (Identify) | ☐ | $ |
| Total | ☒ | $ 15,000 |

[1] Includes aggregate value of warrants issued as part of a unit consisting of Convertible Promissory Notes and Warrants to purchase Preferred Stock.

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1) | |
| State | Yes | No | Convertible Promissory Notes and Warrants to Purchase Preferred Stock and underlying Common Stock | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| AL | | | | | | | | | |
| AK | | | | | | | | | |
| AZ | | | | | | | | | |
| AR | | | | | | | | | |
| CA | | X | $1,813,116.96 | 5 | $1,813,116.96 | 0 | 0 | | X |
| CO | | | | | | | | | |
| CT | | | | | | | | | |
| DE | | | | | | | | | |
| DC | | | | | | | | | |
| FL | | | | | | | | | |
| GA | | | | | | | | | |
| HI | | | | | | | | | |
| ID | | | | | | | | | |
| IL | | | | | | | | | |
| IN | | | | | | | | | |
| IA | | | | | | | | | |
| KS | | | | | | | | | |
| KY | | | | | | | | | |
| LA | | | | | | | | | |
| ME | | | | | | | | | |
| MD | | | | | | | | | |
| MA | | | | | | | | | |
| MI | | | | | | | | | |
| MN | | | | | | | | | |
| MS | | | | | | | | | |
| MO | | | | | | | | | |

## A. BASIC IDENTIFICATION DATA (Continued)

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
San Francisco Equity Partners

Business or Residence Address (Number and Street, City, State, Zip Code)
575 Market Street, Ste. 1975, San Francisco, CA 94105

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Convergence Ventures

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Hamilton Avenue, Ste. 400, Palo Alto, CA 94301

Check Boxes that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Weber Capital Partners

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Weber Capital Management, 340 Pine Street, Ste. 300, San Francisco, CA 94104

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)